Total
Morningstar Defensive Bond Fund
Morningstar Defensive Bond Fund
Investment Objective
The Fund seeks capital preservation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Morningstar Defensive Bond Fund Morningstar Defensive Bond Fund
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Account Service Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Morningstar Defensive Bond Fund Morningstar Defensive Bond Fund
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Sub-accounting Fees	0.10%	[1]
Other Operating Expenses	0.20%
Total Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.07%	[2]
Total Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Reimbursement	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.55%	[3]
[1]	Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.
[2]	Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs).
[3]	Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Expense Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55% (the Supplemental Expense Limitation Agreement). Prior to August 31, 2021, the Base Expense Limitation Agreement and Supplemental Expense Limitation Agreement may be terminated only upon mutual agreement between the Trust (which would require the approval of the Trust’s board of trustees) and the adviser, or automatically upon the termination of the Investment Advisory Agreement between the Trust and the adviser. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Morningstar Defensive Bond Fund | Morningstar Defensive Bond Fund | USD ($)	56	215	388	890

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended April 30, 2020, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less. This Fund may also invest in investment companies such as mutual funds and ETFs, which could represent a significant percentage of assets.

The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Principal Risks
This Fund is designed to offer a low level of risk, but you can lose money by investing in the Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:

Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.

Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

In addition, one of the major economic impacts of the COVID-19 pandemic has been loss of income, which has left many unable to repay their financial obligations, including their mortgage payments. It is difficult to predict how the effects of COVID-19, or government initiatives relating to COVID-19, may affect the federally backed mortgage market, the U.S. mortgage market as a whole and the price of securities relating to the mortgage markets, and in turn, the Fund’s investments.

CDO Risk—In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid investments.

Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, regulatory, or market instability.

U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Funds and their shareholders could be negatively impacted as a result.
Performance
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund for one year. The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877-626-3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return Morningstar Defensive Bond Fund % Total Return

The Fund’s calendar year-to-date return as of June 30, 2020 was 2.93%. The best calendar quarter return during the period shown above was 1.27% in the first quarter of 2019; the worst was 0.31% in the fourth quarter of 2019.
Average Annual Total Return (For the period ended December 31, 2019)
Average Annual Total Returns - Morningstar Defensive Bond Fund		1 Year	Since Inception	Inception Date
Morningstar Defensive Bond Fund		3.28%	3.16%	Nov. 02, 2018
Morningstar Defensive Bond Fund | Return After Taxes on Distributions		2.26%	2.18%	Nov. 02, 2018
Morningstar Defensive Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares		1.94%	2.00%	Nov. 02, 2018
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	8.72%	9.99%	Nov. 02, 2018
Bloomberg Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	[2]	4.03%	4.47%	Nov. 02, 2018
[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S.-dollar-denominated, fixed-rate, taxable bond market.
[2]	The Bloomberg Barclays U.S. Aggregate 1-3 Year Index consists of publicly issued, investment-grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years, and is the index against which the Fund is primarily managed.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.